UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.1%
	Air Freight - 4.3%
17,050	FedEx Corp.	$3,174,710

	Auto/Auto Parts - 3.7%
28,700	BorgWarner, Inc.	1,131,928
5,690	O'Reilly Automotive, Inc. *	1,584,153
		2,716,081
	Beverage - 1.9%
9,040	Constellation Brands, Inc. - Class A	1,385,922

	Biotechnology - 3.0%
19,480	Celgene Corp. *	2,254,810

	Broadcast Media - 2.2%
24,100	Comcast Corp. - Class A	1,664,105

	Building - 2.4%
8,010	Martin Marietta Materials, Inc.	1,774,455

	Building Products - 2.4%
41,500	HD Supply Holdings, Inc. *	1,764,165

	Chemicals - Specialty - 1.4%
13,400	Celanese Corp. - Series A	1,055,116

	Computer - Networking - 1.6%
38,800	Cisco Systems, Inc.	1,172,536

	Computer - Semiconductors - 2.1%
48,000	Applied Materials, Inc.	1,548,960

	Computer Software - 8.9%
25,800	Adobe Systems, Inc. *	2,656,110
42,500	Microsoft Corp.	2,640,950
20,960	Paychex, Inc.	1,276,045
		6,573,105
	Computer Software - Gaming - 3.0%
28,200	Electronic Arts, Inc. *	2,221,032

	Conglomerates - 2.8%
17,610	Honeywell International, Inc.	2,040,118

	Consumer Finance - 3.9%
40,200	Discover Financial Services	2,898,018

	Containers - 2.1%
21,010	Ball Corp.	1,577,221

	Electrical Instruments - 5.4%
24,200	Danaher Corp.	1,883,728
15,090	Thermo Fisher Scientific, Inc.	2,129,199
		4,012,927
	Finance/Banks - 2.8%
22,520	First Republic Bank	2,074,993

	Finance/Information Services - 5.5%
25,030	Fiserv, Inc. *	2,660,189
18,060	Visa, Inc. - Class A	1,409,041
		4,069,230
	Financial Services - Miscelleanous - 3.4%
44,260	Intercontinental Exchange, Inc.	2,497,149

	Health Care Benefits - 4.6%
21,210	UnitedHealth Group, Inc.	3,394,448

	Internet Retail - 2.1%
1,080	Priceline Group, Inc. *	1,583,345

	Internet Software & Services - 4.6%
1,969	Alphabet, Inc. - Class A *	1,560,334
16,160	Facebook, Inc. - Class A *	1,859,208
		3,419,542
	Media & Advertising - 3.1%
23,900	Time Warner, Inc.	2,307,067

	Real Estate Investment Trust - 3.7%
26,190	American Tower Corp.	2,767,759

	Retail - Apparel - 1.3%
14,100	Foot Locker, Inc.	999,549

	Retail - Discount - 5.4%
24,800	Dollar Tree, Inc. *	1,914,064
31,700	Ross Stores, Inc.	2,079,520
		3,993,584
	Retail - Home Improvement - 2.2%
12,210	Home Depot, Inc.	1,637,117

	Semiconductors - 5.1%
10,870	Broadcom Ltd. +	1,921,490
24,800	Skyworks Solutions, Inc.	1,851,568
		3,773,058
	Telecommunication Services - 2.2%
43,300	CommScope Holding Co., Inc. *	1,610,760

	TOTAL COMMON STOCKS (Cost $58,837,784)	71,960,882

	SHORT-TERM INVESTMENTS - 4.8%
3,566,043	Invesco STIT Treasury Portfolio - Institutional Class, 0.37% #	3,566,043
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,566,043)	3,566,043
	Total Investments in Securities (Cost $62,403,827) - 101.9%	75,526,925
	Liabilities in Excess of Other Assets - (1.9)%	(1,390,299)
	NET ASSETS - 100.00%	$74,136,626

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.1%
	Aerospace/Aircraft - 2.8%
2,690	TransDigm Group, Inc.	$669,702

	Auto/Auto Parts - 6.8%
5,520	Lear Corp.	730,682
16,700	LKQ Corp. *	511,855
1,270	O'Reilly Automotive, Inc. *	353,581
		1,596,118
	Building - 4.5%
2,850	Martin Marietta Materials, Inc.	631,361
13,400	Masco Corp.	423,708
		1,055,069
	Building Products - 5.4%
6,900	Apogee Enterprises, Inc.	369,564
5,400	Fortune Brands Home & Security, Inc.	288,684
14,500	HD Supply Holdings, Inc. *	616,395
		1,274,643
	Business Services - 2.5%
7,400	MSCI, Inc.	582,972

	Chemicals - Specialty - 1.7%
5,200	Celanese Corp. - Series A	409,448

	Computer - Peripherals - 1.6%
8,500	Electronics For Imaging, Inc. *	372,810

	Computer Software - 3.8%
7,900	CDK Global, Inc.	471,551
5,235	j2 Global, Inc.	428,223
		899,774
	Containers - 2.5%
12,000	Berry Plastics Group, Inc. *	584,760

	Electronics - 2.9%
4,540	Littelfuse, Inc.	689,036

	Energy/Oil & Gas Exploration & Production - 1.8%
10,400	Newfield Exploration Co. *	421,200

	Engineering/Construction - 3.5%
23,800	Quanta Services, Inc. *	829,430

	Finance/Banks - 4.8%
31,500	Sterling Bancorp	737,100
21,600	Umpqua Holdings Corp.	405,648
		1,142,748
	Financial Services - Miscelleanous - 2.4%
8,500	Nasdaq, Inc.	570,520

	Financial/Information Services - 2.9%
11,500	Vantiv, Inc. - Class A *	685,630

	Food - 2.7%
12,000	Pinnacle Foods, Inc.	641,400

	Health Care Services - 4.7%
10,400	PRA Health Sciences, Inc. *	573,248
7,700	VCA, Inc. *	528,605
		1,101,853
	Industrial Distributors - 2.2%
11,500	Beacon Roofing Supply, Inc. *	529,805

	Insurance - Property/Casualty/Title - 2.2%
21,100	National General Holdings Corp.	527,289

	Internet Retail - 1.5%
3,130	Expedia, Inc.	354,566

	Leisure Time - 4.9%
14,800	Cinemark Holdings, Inc.	567,728
6,000	Thor Industries, Inc.	600,300
		1,168,028
	Machinery - 3.0%
12,460	Toro Co.	697,137

	Medical Supplies - 3.6%
2,140	C.R. Bard, Inc.	480,773
4,400	West Pharmaceutical Services, Inc.	373,252
		854,025
	Personal Care - 1.5%
1,410	Ulta Salon, Cosmetics & Fragrance, Inc. *	359,465

	Retail - Apparel - 3.3%
26,000	American Eagle Outfitters, Inc.	394,420
5,500	Foot Locker, Inc.	389,895
		784,315
	Retail - Discount - 2.1%
17,200	Ollie's Bargain Outlet Holdings, Inc. *	489,340

	Semiconductors - 9.0%
12,600	MACOM Technology Solutions Holdings, Inc. *	583,128
17,500	Microsemi Corp. *	944,475
47,100	ON Semiconductor Corp. *	600,996
		2,128,599
	Telecommunication Equipment - 2.6%
15,600	Lumentum Holdings, Inc. *	602,940

	Telecommunication Services - 2.9%
18,600	CommScope Holding Co, Inc. *	691,920

	TOTAL COMMON STOCKS (Cost $19,805,956)	22,714,542

	SHORT-TERM INVESTMENTS - 4.0%
943,840	Invesco STIT Treasury Portfolio - Institutional Class, 0.37% #	943,840
	TOTAL SHORT-TERM INVESTMENTS (Cost $943,840)	943,840
	Total Investments in Securities (Cost $20,749,796) - 100.1%	23,658,382
	Liabilities in Excess of Other Assets - (0.1)%	(32,441)
	NET ASSETS - 100.00%	$23,625,941

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2016:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,900,848	$-	$-	$14,900,848
Consumer Staples	1,385,922	-	-	1,385,922
Financials	7,470,160	-	-	7,470,160
Health Care	9,662,185	-	-	9,662,185
Industrials	6,978,994	-	-	6,978,994
Materials	4,406,792	-	-	4,406,792
Real Estate	2,767,759	-	-	2,767,759
Technology	24,388,222	-	-	24,388,222
Total Common Stocks	71,960,882	-	-	71,960,882
Short-Term Investments	3,566,043	-	-	3,566,043
Total Investments in Securities	$75,526,925	$-	$-	$75,526,925

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,751,833	$-	$-	$4,751,833
Consumer Staples	641,400	-	-	641,400
Energy	421,200	-	-	421,200
Financials	2,823,529	-	-	2,823,529
Health Care	1,955,877	-	-	1,955,877
Industrials	4,424,425	-	-	4,424,425
Materials	1,625,569	-	-	1,625,569
Technology	6,070,709	-	-	6,070,709
Total Common Stocks	22,714,542	-	-	22,714,542
Short-Term Investments	943,840	-	-	943,840
Total Investments in Securities	$23,658,382	$-	$-	$23,658,382

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2016, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Chase Growth Fund

Cost of investments	$62,403,827

Gross unrealized appreciation	$13,597,553
Gross unrealized depreciation	(474,455)
Net unrealized appreciation	$13,123,098

Chase Mid-Cap Growth Fund

Cost of investments	$20,749,796

Gross unrealized appreciation	$3,228,128
Gross unrealized depreciation	(319,542)
Net unrealized appreciation	$2,908,586

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  2/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  2/27/2017

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date  2/27/2017

* Print the name and title of each signing officer under his or her signature.